Northern Lights Fund Trust III

Pinnacle Sherman Multi-Strategy Core Fund

Incorporated herein by reference is the definitive version of the supplement for the Pinnacle Sherman Multi-Strategy Core Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on October 2, 2015, (SEC Accession No. 0001580642-15-004557).